Commitments and Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
17.	Commitments and Contingencies
The Company is from time to time subject to legal proceedings and claims, which arise in the normal course of its business. In the opinion of management and legal counsel, the amount of losses that may be sustained, if any, would not have a material effect on the financial position, results of operations or cash flows of the Company.

19.	Commitments and Contingencies
The Company is from time to time subject to legal proceedings and claims, which arise in the normal course of its business. In the opinion of management and legal counsel, the amount of losses that may be sustained, if any, would not have a material effect on the financial position, results of operations or cash flows of the Company.